                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003

Check Here if Amendment / /; Amendment Number:
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
   Address:      865 South Figueroa Street, Suite 700
                 Los Angeles, CA 90017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
Title:   Managing Director
Phone:   (213) 891-6339

Signature, Place, and Date of Signing:

   /s/ Kashif F. Sheikh               Los Angeles, CA    August 11, 2003
   -------------------------------   -----------------   ---------------
           [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                          VALUE                INVESTMENT    OTHER     VOTING
NAME OF ISSUER                                TITLE OF CLASS    CUSIP    (x$1000)   SHARES     DISCRETION   MANAGERS  AUTHORITY
--------------------------                    --------------  ---------  --------  ---------   ----------   --------  ---------

AIRTRAN HOLDINGS INC                              Common      00949P108   21,323   2,036,600      Sole        None       Sole
ALLERGAN INC                                      Common      018490102    3,932      51,000      Sole        None       Sole
ALTERA CORP                                       Common      021441100      734      44,700      Sole        None       Sole
AMAZON COM INC                                    Common      023135106    3,859     106,250      Sole        None       Sole
APEX MORTGAGE CAPITAL                             Common      037564101      283      51,666      Sole        None       Sole
BOEING CO                                         Common      097023105    5,385     156,900      Sole        None       Sole
COMPUGEN LTD                                      Common      M25722105      620     122,825      Sole        None       Sole
COSTCO WHOLESALE CORP                             Common      22160K105    5,307     145,000      Sole        None       Sole
CSX CORP                                          Common      126408103      867      28,800      Sole        None       Sole
DELL COMPUTER CORP                                Common      247025109    6,575     206,500      Sole        None       Sole
DELPHI FINANCIAL GROUP, INC                       Common      247131105   20,765     443,704      Sole        None       Sole
EDISON SCHOOLS INC                                Common      281033100      526     350,800      Sole        None       Sole
EXELIXIS INC                                      Common      30161Q104    1,007     146,100      Sole        None       Sole
FLEXTRONICS INTL LTD                              Common      Y2573F102    6,581     631,000      Sole        None       Sole
FREEPORT MCMORAN COPPER & GOLD CL B               Common      35671D857    2,586     105,540      Sole        None       Sole
FUELCELL ENERGY INC                               Common      35952H106    1,450     177,000      Sole        None       Sole
HILTON HOTELS CORP                                Common      432848109    9,861     771,000      Sole        None       Sole
IMPAX LABORATORIES INC                            Common      45256B101    1,374     115,100      Sole        None       Sole
INTERNATIONAL BUSINESS MACHINES                   Common      459200101    3,630      44,000      Sole        None       Sole
INTEGRATED DEFENSE TECHNOLOGY                     Common      45819B101    1,165      75,100      Sole        None       Sole
INTEL CORP                                        Common      458140100    4,162     200,000      Sole        None       Sole
INVESTORS FINANCIAL SERVICES CORP                 Common      461915100  103,999   3,582,462      Sole        None       Sole
JOHNSON & JOHNSON                                 Common      478160104      750      14,500      Sole        None       Sole
KINDER MORGAN INC                                 Common      49455P101    1,405      25,700      Sole        None       Sole
LOCKHEED MARTIN CORP                              Common      539830109   12,968     272,600      Sole        None       Sole
MCMORAN EXPLORATION  CO                           Common      582411104      265      23,795      Sole        None       Sole
NOKIA CORP                                    Sponsored ADR   654902204      202      12,300      Sole        None       Sole
OCULAR SCIENCES INC                               Common      675744106    1,786      90,000      Sole        None       Sole
PFIZER INC                                        Common      717081103    1,127      33,000      Sole        None       Sole
PHARMACEUTICAL RESOURCES INC                      Common      717125108      409       8,400      Sole        None       Sole
RF MICRODEVICES INC                               Common      749941100      250      42,300      Sole        None       Sole
SEI INVESTMENTS CO                                Common      784117103    3,023      94,500      Sole        None       Sole
SOUTHWEST AIRLINES CO                             Common      844741108      631      36,700      Sole        None       Sole
STRATUS PROPERTIES INC                            Common      863167201      903      92,755      Sole        None       Sole
SYNTROLEUM CORP                                   Common      871630109   18,696   7,002,117      Sole        None       Sole
TEXAS INSTRUMENTS INC                             Common      882508104      762      43,300      Sole        None       Sole
TIFFANY & CO                                      Common      886547108      722      22,100      Sole        None       Sole
UNITEDHEALTH GROUP INC                            Common      91324P102    2,915      58,000      Sole        None       Sole
UNIVISION COMMUNICATIONS INC                      Common      914906102    2,569      84,500      Sole        None       Sole


                                                                         =======
                                                                         255,374
                                                                         =======

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          NONE

Form 13F Information Table Entry Total:                       39

Form 13F Information Table Value Total:                  255,374
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number                   Name

_______       28-

[Repeat as necessary.]